Benefit Plans (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Summary of stock option activity
Weighted average Exercise Price, Beginning balance	$ 28.28	$ 29.02	$ 41.97
Weighted average Exercise Price, Granted	$ 13.72	$ 10.37	$ 6.00
Weighted average Exercise Price, Exercised	$ 6.39	$ 6.02	$ 5.83
Weighted average Exercise Price, Forfeited	$ 41.02	$ 30.21	$ 25.10
Weighted average Exercise Price, Ending balance	$ 25.35	$ 28.28	$ 29.02
Weighted average Remaining Contractual Term, Beginning Balance	0	0	0
Weighted average Remaining Contractual Term, Ending Balance	5.8	0	0
Aggregate Intrinsic Value, Beginning balance	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Ending balance	5,552	0	0
Weighted Average Exercise Price, Options exercisable	$ 28.00	$ 30.27	$ 29.02
Weighted average Remaining Contractual Term, Options exercisable	5.2	5.8	6.8
Aggregate Intrinsic Value, Options exercisable	$ 5,177	$ 8,035	$ 3,947
Directors [Member]
Summary of stock option activity
Number of Options Outstanding, Beginning Balance	20	22	32
Number of Options, Granted	0	0	0
Number of Options, Exercised	0	0	0
Number of Options, Forfeited	(10)	(2)	(10)
Number of Options Outstanding, Ending Balance	10	20	22
Number of Options exercisable	10	20	22
Employees [Member]
Summary of stock option activity
Number of Options Outstanding, Beginning Balance	3,223	3,330	2,185
Number of Options, Granted	276	373	1,415
Number of Options, Exercised	(192)	(212)	(149)
Number of Options, Forfeited	(624)	(268)	(121)
Number of Options Outstanding, Ending Balance	2,683	3,223	3,330
Number of Options exercisable	2,230	2,900	3,329